Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Principles of consolidation
(b)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. These estimates are based on information as of the date of the consolidated financial statements. Significant accounting estimates include, but are not limited to allowance for credit losses, inventory write-down, useful lives of property, plant and equipment and intangible assets, impairment assessment of long-lived assets, and realization of deferred income taxes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates.

Foreign currencies and foreign currency translation
(d)	Foreign currencies and foreign currency translation

The functional currency and reporting currency of the Group is the United States Dollar (“US$” or “$”). The Group’s direct wholly-owned operating subsidiaries in Hong Kong, mainland China, the Netherlands and the Serbia, use their respective currencies, Hong Kong dollar (“HK$”), Renminbi (“RMB”), Euro (“EUR”) and Serbian Dinar (“RSD”), as their functional currencies.

The financial statements of the Group’s direct wholly-owned operating subsidiaries were translated into the U.S. dollar using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in functional currencies at the balance sheet date were translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency was translated at the historical rate of exchange at the time of the capital contribution. Because cash flows were translated based on the average exchange rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows may not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Group’s consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	March 31, 2026		March 31, 2025
	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.8980	US$1=RMB7.1019	US$1=RMB7.2163	US$1=RMB7.2567
US$ against EUR	US$1=EUR0.8682	US$1=EUR0.86270	US$1=EUR0.9310	US$1=EUR0.9263
US$ against HK$	US$1=HK$7.8400	US$1=HK$7.8038	US$1=HK$7.7930	US$1=HK$7.7799
US$ against RSD	US$1=RSD101.6550	US$1=RSD101.1714	US$1=RSD108.1800	US$1=RSD108.9620

Cash
(e)	Cash

Cash consists of cash on hand and cash in bank. The Group maintains cash with various financial institutions primarily in HK, mainland China, the Netherlands and the Serbia. The Group has not experienced any losses in bank accounts.

Restricted Cash
(f)	Restricted Cash

Restricted cash consists of rental guarantee deposits. The rental guarantee deposit for CCSC Interconnect NL’s office located in the Netherlands cannot be withdrawn without certain approval or notice. As of March 31, 2026 and 2025, the Group had restricted cash of $10,227 and $9,413, respectively.

Accounts receivable
(g)	Accounts receivable

Accounts receivable represents the amounts that the Group has an unconditional right to consideration, which are stated at the original amount less the expected credit losses of accounts receivable. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group usually determines the adequacy of reserves for credit losses based on individual account analysis and historical collection trends. The Group considers many factors in assessing the expected credit losses model, such as size, the age of the accounts, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive loss. Delinquent account balances are written off against the credit losses of accounts receivable after management has determined that the likelihood of collection is remote. As of March 31, 2026 and 2025, there were no credit losses recorded as the Group considers all of the outstanding accounts receivable fully collectible.

Inventories
(h)	Inventories

Inventories, primarily consisting of raw materials, work-in-process, finished goods and inventory in transit, are stated at the lower cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined using the weighted average cost method. The Group reviews its inventories periodically to determine if any reserves are necessary for potential shrinkage and obsolete or unusable inventory. The amounts of the inventory write-down to net realizable value, recognized in cost of sales, were $68,783, $128,241 and $188,268 for the years ended March 31, 2026, 2025 and 2024, respectively.

The Group combines the disclosure of inventory original gross balances and inventory write-down in Note 5 during the fiscal year 2026 as for any write-down of inventory establishes a new cost basis that is not subject to subsequent reversal, even if the inventory value recovers in future periods due to changes in market conditions.

Property, plant and equipment, net
(i)	Property, plant and equipment, net

Property, plant and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows. Land located in Serbia is not depreciated since it has an indefinite useful life.

Category	Estimated useful lives
Machinery and equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle	4 years
Land	Indefinite

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterments that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Direct costs that are related to the construction of property, plant and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment and the depreciation of these assets commences when the assets are ready for their intended use. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss in other income or expenses.

Intangible assets, net
(j)	Intangible assets, net

Intangible assets, net are stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible assets are expected to be consumed or otherwise used up. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the asset as follows:

Category	Estimated useful lives
Software	3-5 years

Impairment of long-lived assets
(k)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of the carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairments of these long-lived assets for the years ended March 31, 2026, 2025 and 2024.

Fair value measurement
(l)	Fair value measurement

The Group applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consisted of cash, restricted cash, accounts receivable, accounts payable and accrued expenses and other current liabilities. As of March 31, 2026 and 2025, the carrying amounts of the Group’s financial instruments approximated to their fair value of the respective assets and liabilities based upon the short-term nature of these assets and liabilities, all of which are categorized within Level 3 fair value hierarchy.

The Group believes that the carrying amount of long-term loans, current portion approximate fair value at March 31, 2026 and 2025 based on the terms of the borrowings and current market rates, as the rates of the borrowings are reflective of the current market rates.

Commitments and contingencies
(m)	Commitments and contingencies

From time to time, the Group may be a party to various legal actions arising in the ordinary course of business. The Group accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the years ended March 31, 2026, 2025 and 2024, the Group did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Group’s consolidated financial position, results of operations, and cash flows.

Revenue recognition
(n)	Revenue recognition

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

To determine revenue recognition for contracts with customers, the Group performs the following five steps:

Step 1:	Identify the contract with the customer
Step 2:	Identify the performance obligations in the contract
Step 3:	Determine the transaction price
Step 4:	Allocate the transaction price to the performance obligations in the contract
Step 5:	Recognize revenue when the Group satisfies a performance obligation

The Group manufactures and sells interconnect products, including connectors, cables and wire harnesses.

The Group recognizes revenue when it transfers its goods to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. The Group accounts for the revenue generated from sales of its products to its customers on a gross basis, because the Group is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods. All of the Group’s contracts have single performance obligation as the promise is to transfer the individual goods at a fixed price to customers, and there are no other separately identifiable promises or financial component in the contracts.

The Group’s revenue is recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The Group’s products are sold with no right of return and the Group does not provide other credits or sales incentives to customers. Revenue is reported net of value added tax (“VAT”).

Disaggregation of Revenue

The Group disaggregates its revenue from contracts by product category and geographic regions, as the Group believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Group’s disaggregation of revenues for the years ended March 31, 2026, 2025 and 2024 are disclosed in Note 15 to these consolidated financial statements.

Contract assets and liabilities

Payment terms are established on the Group’s pre-established credit requirements based upon an evaluation of customers’ credit. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. Other than accounts receivable, the Group had no other material contract assets recorded on its consolidated balance sheets as of March 31, 2026 and 2025, respectively.

The Group’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Group’s products are delivered, and are recorded as “advance from customers” on the consolidated balance sheets. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expenses when incurred. Advance from customers amounted to $317,751 and $141,737 as of March 31, 2026 and 2025, respectively. Revenue included in the beginning balance of advance from customers and recognized in the years ended March 31, 2026, 2025 and 2024 amounted to $141,737, $207,293 and $186,874, respectively.

Cost of revenue
(o)	Cost of revenue

Cost of revenue consists primarily of (i) cost of materials; (ii) labor costs; (iii) inventory write-down; (iv) depreciation and amortization; and (v) rental expenses for the factory and employee dormitory. Depreciation and amortization of manufacturing facilities and warehouses attributable to manufacturing activities are capitalized as part of the cost of inventory, and expensed in costs of revenues when the inventory is sold.

Selling expenses
(p)	Selling expenses

Selling expenses mainly consist of (i) marketing and business development service fees; (ii) marketing and entertainment expenses for promotion; (iii) staff costs, travelling expenses, rental and depreciation related to selling and marketing functions; (iv) freight fees and transportation fees; and (v) office, utility and other expenses.

General and administrative expenses
(q)	General and administrative expenses

General and administrative expenses mainly consist of (i) salaries and benefits for our administrative personnel; (ii) agent and professional fees; (iii) office expenses, expenses for office supplies and consumables; (iv) depreciation and amortization expenses relating to property, plant and equipment and leased properties used for administrative purposes; and (v) other expenses, which primarily include utilities, traveling, entertainment, repair and maintenance, rental and other miscellaneous expenses for administrative purposes.

Research and development (“R&D”) expenses
(r)	Research and development (“R&D”) expenses

In accordance with ASC 730, research and development expenses related to the creation of new and improved products and processes are expensed as incurred, which mainly consist of (i)consulting and professional service fees related to R&D; (ii) salaries, welfare and insurance expenses paid to R&D employees; (iii) costs of materials and components for the research and development activities; and (iv) manufacturing expenses for producing samples related to research and development activities.

Government subsidy
(s)	Government subsidy

Government subsidy is recognized when there is a reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Company’s consolidated statements of operations and comprehensive loss when the grant becomes receivable. Government subsidies received and recognized as other income totaled nil, $207,257, and $7,255 for the years ended March 31, 2026, 2025 and 2024, respectively.

Employee Defined Contribution Plan
(t)	Employee Defined Contribution Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefits and housing funds are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to $537,888, $531,728 and $372,130 for the years ended March 31, 2026, 2025 and 2024, respectively.

Leases
(u)	Leases

The Group leases premises for factory and offices under non-cancellable operating leases.

ASC 842 requires that lessees recognize right-of-use (“ROU”) assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months. ASC 842 distinguishes leases as either a finance lease or an operating lease on the consolidated balance sheets that affects how the leases are measured and presented in the statement of operations and statement of cash flows (see Note 11).

Right-of-use (“ROU”) assets represent the Group’s right to use underlying assets including factory, vehicles and production equipment for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset, and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses and finance lease amortization expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets and finance lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. The Group has both operating lease and finance lease.

For operating lease, lease expense is recorded on a straight-line basis over the lease term. The amortization of the right-of-use asset is calculated as the difference between the straight-line lease expense and the interest calculated on the lease liability. For finance lease, the amortization of the right-of-use asset is calculated on a straight-line basis over the lease term.

Operating lease liabilities and finance lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes (expenses)/benefit
(v)	Income taxes (expenses)/benefit

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Group adopted ASU 2023-09 on April 1, 2025, using the retrospective method. (See Note 12).

The Group records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) the Group determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group records interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included on the related tax liabilities line in the consolidated balance sheets. The Group does not believe that there were any uncertain tax positions as of March 31, 2026 and 2025, respectively.

The Group’s operating subsidiary in mainland China is subject to examination by the relevant PRC tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($15). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

The Group’s operating subsidiary in Hong Kong are subject to examination by the Hong Kong Inland Revenue Department (the “HKIRD”) if the HKIRD has doubts regarding the source of income, the completeness and accuracy of the tax returns filed by the taxpayers. According to the Inland Revenue Ordinance, the taxpayers are required to keep sufficient records of income and expenditure for a period of not less than seven years to enable the assessable profits to be readily ascertained.

Value added tax (“VAT”)
(w)	Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The Group is subject to VAT and related surcharges on revenue generated from sales of products. The Group records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

The VAT is based on gross sales price. The mainland China VAT rate is 13% for taxpayers selling consumer products. The primary applicable rate of the Netherlands VAT is 21% for the years ended March 31, 2026, 2025 and 2024 and no VAT tax in Hong Kong.

Segment Reporting
(x)	Segment Reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Group has determined that it has one operating segment as defined by ASC 280 (see Note 15).

The Group has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations and comprehensive loss. There is no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

The Group expanded its segment disclosures by providing additional information on long-lived assets by geographic region during the fiscal year 2026 in Note 15. When the measurement of a segment significantly changes or additional disclosure dimensions are introduced, prior period amounts and balances are reclassified to conform to the current period’s presentation to ensure comparability. It does not impact any previously reported results of operations or financial position.

Loss per share
(y)	Loss per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to shareholders of the Group by the weighted average Ordinary Shares outstanding during the period. Diluted EPS take into account the potential dilution that could occur if securities or other contracts to issue Ordinary Shares were exercised and converted into Ordinary Shares. As of March 31, 2026 and 2025, there were no dilutive shares.

Comprehensive loss
(z)	Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income/(loss). The foreign currency translation adjustment resulting from translation of the consolidated financial statements expressed in RMB and other foreign currencies to US$ is reported in other comprehensive loss in the consolidated statements of operations and comprehensive loss.

Concentration and credit risk
(aa)	Concentration and credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash, restricted cash and accounts receivable. As of March 31, 2026, and 2025, the aggregate amounts of cash and restricted cash of $1,219,148 and $691,695, respectively, were held at major financial institutions located in mainland China, and the aggregate amounts of cash and restricted cash of $2,884,957 and $3,002,761, respectively, were deposited with major financial institutions located outside mainland China. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by a group of counterparties that share similar attributes. Substantially all of the Group’s sales are made to customers that are located primarily in Europe, Asia and the Americas. The Group’s operating results could be adversely affected by government policies on exporting businesses, foreign exchange rate fluctuations, and local market condition changes.

There were two customers who accounted for approximately 16.4% and 10.1% of total revenue for the year ended March 31, 2026, respectively. There were three customers who accounted for approximately 14.5%, 11.9% and 10.4% of total revenue for the year ended March 31, 2025, respectively. There were two customers who accounted for approximately 17.4% and 12.7% of total revenue for the year ended March 31, 2024, respectively.

There were one customer who accounted for approximately 16.2% of the accounts receivable balance as of March 31, 2026. There were two customers who accounted for approximately 12.3% and 10.6% of the accounts receivable balance as of March 31, 2025, respectively.

There was no single supplier that accounted for over 10% of the Company’s total purchases for the years ended March 31,2025 and 2026. There was one supplier who accounted for 12.1% of the Company’s total purchases for the year ended March 31, 2024.

There was one supplier who accounted for approximately 10.9% of the accounts payable balance as of March 31, 2026. There was one supplier who accounted for approximately 12.2% of the accounts payable balance as of March 31, 2025.

Warrant
(bb)	Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Distinguishing Liabilities from Equity” (“ASC 480”) and “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment and is performed at the time of warrant issuance and, when applicable, at each subsequent reporting date while the warrants remain outstanding.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. During the year ended March 31, 2026, the Group issued warrants that met the criteria for equity classification. Such warrants were subsequently exercised in full during the year ended March 31, 2026. (See Note 14)

Related parties and transactions
(cc)	Related parties and transactions

The Group identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Related parties, which can be a corporation or individual, are considered to be related if the Group has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Risks and uncertainties
(dd)	Risks and uncertainties

The Group has substantial operations in China through its PRC subsidiaries. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Group’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Group has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Group’s operations.

Recent accounting pronouncements
(ee)	Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and will not become effective for any entity. The Group does not expect the adoption of ASU 2023-06 to have a material impact on its consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for the Company’s annual reporting for the fiscal year ended March 31, 2028 and for interim period reporting beginning in the fiscal year ended March 31, 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which establishes consistent recognition and measurement guidance for government grants received by business entities. The ASU requires recognition only when it is probable that grant conditions will be met and the grant will be received, and provides a choice between a deferred income approach or a cost accumulation approach for asset-related grants. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2028, and for all other entities for fiscal years beginning after December 15, 2029. Early adoption is permitted. The Group is currently evaluating the impact of adoption on its financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This update clarifies interim disclosure requirements and the applicability of Topic 270, including a comprehensive list of required interim disclosures and a principle to disclose material post-year-end events in interim reports. It also clarifies the types, form, and content of interim financial statements to improve consistency. ASU 2025-11 is effective for public business entities for interim periods in fiscal years beginning after December 15, 2027, and for all other entities for interim periods in fiscal years beginning after December 15, 2028. Early adoption is permitted, and entities can apply the guidance either prospectively or retrospectively. The Group is currently evaluating the impact of adopting this standard on its financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on, or are unrelated to, its consolidated financial condition, results of operations, cash flows or disclosures.